Finance Costs	12 Months Ended
Oct. 31, 2025
Finance Costs [Abstract]
FINANCE COSTS
8.	FINANCE COSTS

	Year ended October 31,		Six months ended October 31,	Year ended April 30,
	2025	2024	2023	2023
	US$	US$	US$	US$
Interest on bank borrowings	10,312	9,098	617	769
Interest on lease liabilities	5	-	-	-
Interest on amount due to a non-controlling shareholder	-	1,228	2,786	426
	10,317	10,326	3,403	1,195